EXPLORATION AND EVALUATION EXPENSES AND COST RECOVERIES (Details) - CAD ($)	3 Months Ended		9 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Statement [Line Items]
Geological, including geophysical	$ 703,186	$ 940,745	$ 3,447,187	$ 3,165,155
Helicopter and fuel	467,411	669,907	5,112,759	4,468,985
Socioeconomic	99,398	148,464	234,644	415,514
Technical data		18,900	146	55,010
Travel and accommodation	240,231	124,533	1,880,207	395,148
Total	227,316	2,256,093	(27,673)	3,193,776
IKE [Member]
Statement [Line Items]
Assays and analysis	2,326	194,285	49,630	220,387
Drilling	1,858	556,413	6,404	596,256
Environmental	0	7,297	330	13,077
Equipment rental	4,050	39,585	12,150	57,210
Freight	0	47,360	0	49,401
Geological, including geophysical	17,090	190,652	70,829	378,557
Graphics	1,103	0	1,299	2,236
Helicopter and fuel	0	576,546	0	1,031,806
Operations support	3,554	50,000	13,050	65,345
Property acquisition and assessments costs	50,000	194,260	54,225	403,985
Socioeconomic	14,063	10,710	20,276	89,584
Technical data		2,100	0	2,100
Travel and accommodation	2,502	19,823	5,540	24,628
Total	96,546	1,889,031	233,733	2,934,572
JOY [Member]
Statement [Line Items]
Assays and analysis	0	395,389	566,852	830,702
Drilling	0	121,854	4,503,171	3,650,323
Environmental	0	28,658	10,752	38,651
Equipment rental	0	86,560	354,934	199,204
Freight	0	98,114	454,503	275,659
Geological, including geophysical	0	356,228	1,485,484	1,033,188
Graphics	0	610	7,444	3,736
Helicopter and fuel	0	84,052	2,682,118	2,288,980
Operations support	0	0	1,319,317	1,885
Property acquisition and assessments costs	0	993,415	18,794	2,422,878
Socioeconomic	0	79,420	92,314	186,720
Technical data		8,400	0	26,490
Travel and accommodation	0	53,306	717,081	187,762
Total	0	2,306,006	12,212,764	11,146,178
DUKE [Member]
Statement [Line Items]
Assays and analysis	155,597	163,565	536,409	526,231
Drilling	30,193	31,125	2,891,298	1,144,281
Environmental	6,189	3,498	17,776	17,702
Equipment rental	19,389	28,033	224,562	140,414
Freight	26,612	30,562	145,736	119,240
Geological, including geophysical	225,896	367,356	1,326,110	1,716,389
Graphics	3,668	6,544	4,807	20,253
Helicopter and fuel	0	9,309	1,951,779	1,148,199
Operations support	40,397	1,474	598,168	19,155
Property acquisition and assessments costs	10,081	251,292	19,919	1,270,610
Socioeconomic	16,864	47,811	43,952	121,485
Technical data		8,400	146	26,420
Travel and accommodation	58,512	51,404	971,103	180,363
Total	593,398	1,000,373	8,731,765	6,450,742
Total Expenses [Member]
Statement [Line Items]
Assays and analysis	216,706	753,315	1,242,401	1,579,600
Drilling	32,051	709,392	7,400,873	5,390,860
Environmental	6,189	39,453	28,858	69,471
Equipment rental	23,439	154,178	591,646	396,828
Freight	26,612	176,036	600,239	444,300
Geological, including geophysical	275,178	940,745	3,019,179	3,165,155
Graphics	7,088	7,494	15,910	26,565
Helicopter and fuel	5,878	669,907	4,651,226	4,468,985
Operations support	44,281	55,634	1,995,147	193,535
Property acquisition and assessments costs	60,341	1,444,979	889,958	4,116,479
Socioeconomic	39,927	148,464	175,173	415,514
Technical data		18,900	146	55,010
Travel and accommodation	73,870	124,533	1,713,846	395,148
Total	811,560	5,243,030	22,324,602	20,717,450
Other
Statement [Line Items]
Assays and analysis	58,783	76	89,510	2,280
Drilling	0	0	0	0
Environmental	0	0	0	41
Equipment rental	0	0	0	0
Freight	0	0	0	0
Geological, including geophysical	32,192	26,509	136,756	37,021
Graphics	2,317	340	2,360	340
Helicopter and fuel	5,878	0	17,329	0
Operations support	330	4,160	64,612	107,150
Property acquisition and assessments costs	260	6,012	797,020	19,006
Socioeconomic	9,000	10,523	18,631	17,725
Technical data		0	0	0
Travel and accommodation	12,856	0	20,122	2,395
Total	$ 121,616	$ 47,620	$ 1,146,340	$ 185,958